Receivables, net (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Financing receivables, current
Recorded gross amount:
Individually evaluated for impairment	$ 360	$ 236
Collectively evaluated for impairment	411	462
Total recorded gross amount	771	698
Doubtful debt allowance:
From individual impairment evaluation	(46)	(27)
From collective impairment evaluation	(9)	(10)
Total doubtful debt allowance	(55)	(37)
Receivable, net of allowance
Recorded net amount	716	661
Aging analysis
0 - 30 days	77	50
30 - 60 days	7	7
60 - 90 days	6	6
> 90 days and not accruing interest	64	58
> 90 days and accruing interest	9	9
Not due at the end of the period	608	568
Total recorded gross amount	771	698
Trade receivables (excluding those with a contractual maturity of one year or less)
Doubtful debt allowance:
Total doubtful debt allowance	(50)	(37)
Trade receivables (excluding those with a contractual maturity of one year or less) | Financing receivables, current
Recorded gross amount:
Individually evaluated for impairment	252	154
Collectively evaluated for impairment	282	391
Total recorded gross amount	534	545
Doubtful debt allowance:
From individual impairment evaluation	(41)	(27)
From collective impairment evaluation	(9)	(10)
Total doubtful debt allowance	(50)	(37)
Receivable, net of allowance
Recorded net amount	484	508
Aging analysis
0 - 30 days	73	49
30 - 60 days	6	7
60 - 90 days	5	6
> 90 days and not accruing interest	49	40
> 90 days and accruing interest	6	9
Not due at the end of the period	395	434
Total recorded gross amount	534	545
Other receivables | Financing receivables, current
Recorded gross amount:
Individually evaluated for impairment	108	82
Collectively evaluated for impairment	129	71
Total recorded gross amount	237	153
Doubtful debt allowance:
From individual impairment evaluation	(5)
Total doubtful debt allowance	(5)
Receivable, net of allowance
Recorded net amount	232	153
Aging analysis
0 - 30 days	4	1
30 - 60 days	1
60 - 90 days	1
> 90 days and not accruing interest	15	18
> 90 days and accruing interest	3
Not due at the end of the period	213	134
Total recorded gross amount	$ 237	$ 153